Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Schedule of revenues

	2017	2018
	NIS in thousands
Revenues from the sales of goods	1,668	2,657
Revenues from the rendering of services	-	682
Revenues from licensing agreement (see Note 2N)	-	14,695
	1,668	18,034

Schedule of revenues by geographical area

	2017	2018
	NIS in thousands
United states and Canada	802	17,511
Europe	866	523
	1,668	18,034

Schedule of major customers
	2017	2018
	NIS in thousands
Customer A	688	15,375

Customer B	521	-

Customer C	295	-

Customer D	-	1,816

Schedule of contract liability relating to goods

2018
NIS in thousands
Balance as of January 1, 2018	-
Contract liability recognized due to LB agreement	7,346
Revenue recognized during the period	(37)
Balance as of December 31, 2018(1)	7,309
Contract liability presented in current liabilities	3,636
Contract liability presented in non-current liabilities(2)	3,673

(1)	Represents the unfulfilled performance obligation related to First BioInk.
(2)	As of December 31, 2018, non-current contract liabilities are estimated to be recognized in 2020.